Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

June 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 52.9%
Information Technology – 16.2%
Communications Equipment – 0.4%
Calix, Inc.(a)	1,280	$68,083
F5, Inc.(a)	329	96,831
Lumentum Holdings, Inc.(a)	1,100	104,566
Motorola Solutions, Inc.	3,504	1,473,292

		1,742,772

Electronic Equipment, Instruments & Components – 0.2%
Avnet, Inc.	1,689	89,652
Belden, Inc.	643	74,459
Celestica, Inc.(a)	799	124,732
Coherent Corp.(a)	1,296	115,616
Crane NXT Co.	1,750	94,325
IPG Photonics Corp.(a)	1,430	98,170
TD SYNNEX Corp.	860	116,702

		713,656

IT Services – 0.0%
Globant SA(a)	1,090	99,016

Semiconductors & Semiconductor Equipment – 7.0%
Applied Materials, Inc.	13,308	2,436,296
Broadcom, Inc.	25,467	7,019,978
Credo Technology Group Holding Ltd.(a)	1,763	163,236
FormFactor, Inc.(a)	2,135	73,465
MACOM Technology Solutions Holdings, Inc.(a)	879	125,952
NVIDIA Corp.	100,750	15,917,492
NXP Semiconductors NV	9,210	2,012,293
ON Semiconductor Corp.(a)	1,890	99,055
Semtech Corp.(a)	2,204	99,489
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	12,671	2,869,855

		30,817,111

Software – 6.7%
ACI Worldwide, Inc.(a)	2,080	95,493
Adobe, Inc.(a)	3,171	1,226,796
Clearwater Analytics Holdings, Inc. - Class A(a)	3,939	86,382
Commvault Systems, Inc.(a)	370	64,502
CyberArk Software Ltd.(a)	286	116,368
Gitlab, Inc. - Class A(a)	1,613	72,762
Guidewire Software, Inc.(a)	708	166,699
HubSpot, Inc.(a)	2,762	1,537,412
Klaviyo, Inc. - Class A(a)	3,273	109,907
Microsoft Corp.(b)	37,524	18,664,813
Monday.com Ltd.(a)	378	118,873
Nice Ltd. (Sponsored ADR)(a)	550	92,900
Nutanix, Inc. - Class A(a)	1,631	124,674
Oracle Corp.	21,798	4,765,697
Procore Technologies, Inc.(a)	1,614	110,430

Company	Shares	U.S. $ Value

SailPoint, Inc.(a)	3,560	$81,382
Samsara, Inc. - Class A(a)	1,597	63,529
ServiceNow, Inc.(a)	1,689	1,736,427

		29,235,046

Technology Hardware, Storage & Peripherals – 1.9%
Apple, Inc.(b)	40,450	8,299,127

		70,906,728

Financials – 8.4%
Banks – 2.0%
Bank of America Corp.	66,725	3,157,427
Comerica, Inc.	1,309	78,082
First BanCorp/Puerto Rico	4,186	87,194
First Citizens BancShares, Inc./NC - Class A	62	121,301
First Hawaiian, Inc.	3,581	89,382
Flagstar Financial, Inc.	5,360	56,816
Independent Bank Corp.	1,520	95,585
Texas Capital Bancshares, Inc.(a)	1,015	80,591
UMB Financial Corp.	1,200	126,192
Webster Financial Corp.	1,468	80,153
Wells Fargo & Co.	57,797	4,630,696
Wintrust Financial Corp.	920	114,061

		8,717,480

Capital Markets – 2.9%
Cboe Global Markets, Inc.	580	135,262
Charles Schwab Corp. (The)	51,651	4,712,637
Goldman Sachs Group, Inc. (The)	7,085	5,014,409
Invesco Ltd.	8,686	136,978
Jefferies Financial Group, Inc.	1,500	82,035
PJT Partners, Inc. - Class A	735	121,282
S&P Global, Inc.	4,482	2,363,314
Stifel Financial Corp.	1,946	201,956
TPG, Inc.	1,709	89,637

		12,857,510

Financial Services – 2.4%
Chime Financial, Inc. - Class A(a)	1,924	66,397
Fiserv, Inc.(a)	12,708	2,190,986
HA Sustainable Infrastructure Capital, Inc.	4,010	107,709
NCR Atleos Corp.(a)	4,720	134,661
Shift4 Payments, Inc. - Class A(a)	1,133	112,292
Visa, Inc. - Class A	22,076	7,838,084
Walker & Dunlop, Inc.	1,002	70,621

		10,520,750

Insurance – 1.1%
American Financial Group, Inc./OH	1,037	130,880
Hanover Insurance Group, Inc. (The)	897	152,373
Kinsale Capital Group, Inc.	272	131,621
Progressive Corp. (The)	7,368	1,966,225
Ryan Specialty Holdings, Inc.	1,591	108,172

Company	Shares	U.S. $ Value

Willis Towers Watson PLC	6,806	$2,086,039

		4,575,310

		36,671,050

Communication Services – 6.2%
Diversified Telecommunication Services – 0.5%
Comcast Corp. - Class A	58,061	2,072,197

Entertainment – 1.0%
TKO Group Holdings, Inc.	529	96,251
Walt Disney Co. (The)	34,279	4,250,939

		4,347,190

Interactive Media & Services – 4.1%
Alphabet, Inc. - Class C(b)	48,515	8,606,076
Meta Platforms, Inc. - Class A	12,765	9,421,719
Reddit, Inc. - Class A(a)	672	101,183

		18,128,978

Media – 0.1%
Criteo SA (Sponsored ADR)(a)	3,416	81,847
Nexstar Media Group, Inc.	881	152,369

		234,216

Wireless Telecommunication Services – 0.5%
T-Mobile US, Inc.	10,303	2,454,793

		27,237,374

Industrials – 5.6%
Aerospace & Defense – 0.6%
Curtiss-Wright Corp.	219	106,992
Hexcel Corp.	1,750	98,857
Loar Holdings, Inc.(a)	1,214	104,610
Moog, Inc. - Class A	645	116,726
RTX Corp.	15,631	2,282,439
StandardAero, Inc.(a)	3,409	107,895

		2,817,519

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	1,155	110,822
GXO Logistics, Inc.(a)	2,720	132,464

		243,286

Building Products – 0.5%
Armstrong World Industries, Inc.	707	114,845
AZEK Co., Inc. (The)(a)	1,678	91,200
Lennox International, Inc.	200	114,648
Otis Worldwide Corp.	18,859	1,867,418

		2,188,111

Commercial Services & Supplies – 0.5%
MillerKnoll, Inc.	4,687	91,021
Veralto Corp.	19,526	1,971,150

		2,062,171

Company	Shares	U.S. $ Value

Construction & Engineering – 0.1%
Comfort Systems USA, Inc.	369	$197,862
Fluor Corp.(a)	2,200	112,794
Granite Construction, Inc.	1,363	127,454
MasTec, Inc.(a)	238	40,562
WillScot Holdings Corp.	3,655	100,147

		578,819

Electrical Equipment – 1.5%
BWX Technologies, Inc.	922	132,823
Eaton Corp. PLC	9,697	3,461,732
GE Vernova, Inc.	5,577	2,951,070
Regal Rexnord Corp.	950	137,712

		6,683,337

Ground Transportation – 0.6%
ArcBest Corp.	1,485	114,360
CSX Corp.	73,611	2,401,927

		2,516,287

Machinery – 0.8%
CNH Industrial NV	8,110	105,106
Crane Co.	584	110,896
Deere & Co.	3,554	1,807,173
ITT, Inc.	716	112,290
JBT Marel Corp.	995	119,659
Pentair PLC	13,842	1,421,020

		3,676,144

Marine Transportation – 0.1%
Kirby Corp.(a)	1,858	210,716
Star Bulk Carriers Corp.	3,543	61,117

		271,833

Professional Services – 0.3%
Booz Allen Hamilton Holding Corp.	10,977	1,143,035
CACI International, Inc. - Class A(a)	287	136,813
First Advantage Corp.(a)	5,200	86,372
FTI Consulting, Inc.(a)	401	64,761
Robert Half, Inc.	777	31,896

		1,462,877

Trading Companies & Distributors – 0.5%
Applied Industrial Technologies, Inc.	518	120,409
Core & Main, Inc. - Class A(a)	1,930	116,476
Herc Holdings, Inc.	802	105,615
United Rentals, Inc.	2,186	1,646,932

		1,989,432

		24,489,816

Company	Shares	U.S. $ Value

Health Care – 5.1%
Biotechnology – 0.9%
Akero Therapeutics, Inc.(a)	910	$48,558
Apogee Therapeutics, Inc.(a)	871	37,827
ARS Pharmaceuticals, Inc.(a)	2,404	41,950
Ascendis Pharma A/S (ADR)(a)	220	37,972
Blueprint Medicines Corp.(a)	212	27,174
Bridgebio Pharma, Inc.(a)	1,394	60,193
CG oncology, Inc.(a)	1,314	34,164
Cytokinetics, Inc.(a)	728	24,053
Denali Therapeutics, Inc.(a)	1,841	25,755
Halozyme Therapeutics, Inc.(a)	1,081	56,234
Insmed, Inc.(a)	1,104	111,106
Legend Biotech Corp. (ADR)(a)	1,058	37,548
Merus NV(a)	738	38,819
Metsera, Inc.(a)	884	25,150
MoonLake Immunotherapeutics(a)	758	35,778
Natera, Inc.(a)	537	90,721
Neurocrine Biosciences, Inc.(a)	646	81,196
Newamsterdam Pharma Co. NV(a)	1,561	28,270
Regeneron Pharmaceuticals, Inc.	1,584	831,600
Ultragenyx Pharmaceutical, Inc.(a)	1,006	36,578
Vertex Pharmaceuticals, Inc.(a)	5,297	2,358,224
Xenon Pharmaceuticals, Inc.(a)	883	27,638

		4,096,508

Health Care Equipment & Supplies – 0.6%
AtriCure, Inc.(a)	2,385	78,157
Envista Holdings Corp.(a)	6,030	117,826
Glaukos Corp.(a)	785	81,083
Integer Holdings Corp.(a)	1,070	131,578
Masimo Corp.(a)	592	99,586
Medtronic PLC	24,396	2,126,599

		2,634,829

Health Care Providers & Services – 1.3%
BrightSpring Health Services, Inc.(a)	3,440	81,149
Encompass Health Corp.	1,940	237,902
Labcorp Holdings, Inc.	6,633	1,741,229
PROCEPT BioRobotics Corp.(a)	1,373	79,085
Tenet Healthcare Corp.(a)	851	149,776
UnitedHealth Group, Inc.	10,401	3,244,800

		5,533,941

Health Care Technology – 0.0%
Waystar Holding Corp.(a)	2,081	85,051

Life Sciences Tools & Services – 1.3%
ICON PLC(a)	812	118,105
IQVIA Holdings, Inc.(a)	14,018	2,209,097
Repligen Corp.(a)	595	74,006
Thermo Fisher Scientific, Inc.	4,296	1,741,856
Waters Corp.(a)	4,646	1,621,640

		5,764,704

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.0%
Eli Lilly & Co.	1,863	$1,452,264
Merck & Co., Inc.	15,292	1,210,515
Roche Holding AG (Sponsored ADR)	41,668	1,698,388

		4,361,167

		22,476,200

Consumer Discretionary – 4.4%
Automobile Components – 0.0%
BorgWarner, Inc.	3,745	125,383

Broadline Retail – 2.3%
Amazon.com, Inc.(a)	45,235	9,924,107
Ollie’s Bargain Outlet Holdings, Inc.(a)	913	120,315

		10,044,422

Diversified Consumer Services – 0.1%
ADT, Inc.	15,946	135,063
Duolingo, Inc.(a)	329	134,896
Laureate Education, Inc.(a)	197	4,606

		274,565

Hotels, Restaurants & Leisure – 0.6%
Cava Group, Inc.(a)	1,320	111,183
Cracker Barrel Old Country Store, Inc.	970	59,248
DraftKings, Inc. - Class A(a)	2,442	104,737
Hyatt Hotels Corp. - Class A	6,263	874,628
Starbucks Corp.	13,181	1,207,775
Viking Holdings Ltd.(a)	2,047	109,085
Wingstop, Inc.	415	139,747

		2,606,403

Household Durables – 0.0%
Champion Homes, Inc.(a)	1,165	72,941
SharkNinja, Inc.(a)	955	94,535

		167,476

Leisure Products – 0.0%
Brunswick Corp./DE	1,780	98,327

Specialty Retail – 1.3%
AutoNation, Inc.(a)	580	115,217
AutoZone, Inc.(a)	676	2,509,468
Bath & Body Works, Inc.	4,597	137,726
Burlington Stores, Inc.(a)	192	44,667
Group 1 Automotive, Inc.	231	100,880
Home Depot, Inc. (The)	7,537	2,763,366
Murphy USA, Inc.	223	90,716
RH(a)	245	46,307

		5,808,347

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.1%
Birkenstock Holding PLC(a)	2,022	$99,442
Crocs, Inc.(a)	1,289	130,550
On Holding AG - Class A(a)	1,868	97,229

		327,221

		19,452,144

Consumer Staples – 2.7%
Beverages – 0.6%
Celsius Holdings, Inc.(a)	3,151	146,175
Coca-Cola Co. (The)	36,076	2,552,377

		2,698,552

Consumer Staples Distribution & Retail – 1.7%
BJ’s Wholesale Club Holdings, Inc.(a)	1,790	193,015
Costco Wholesale Corp.	1,468	1,453,232
Dollar Tree, Inc.(a)	18,347	1,817,087
Walmart, Inc.	41,874	4,094,440

		7,557,774

Food Products – 0.1%
Nomad Foods Ltd.	7,516	127,697

Household Products – 0.3%
Procter & Gamble Co. (The)	7,267	1,157,779
WD-40 Co.	470	107,202

		1,264,981

Personal Care Products – 0.0%
BellRing Brands, Inc.(a)	1,050	60,826

		11,709,830

Energy – 1.3%
Energy Equipment & Services – 0.6%
Baker Hughes Co.	65,041	2,493,672
TechnipFMC PLC	1,838	63,301

		2,556,973

Oil, Gas & Consumable Fuels – 0.7%
Cameco Corp.	878	65,174
EOG Resources, Inc.	23,714	2,836,431
HF Sinclair Corp.	995	40,875
Magnolia Oil & Gas Corp. - Class A	4,350	97,788
Matador Resources Co.	2,316	110,519
Northern Oil & Gas, Inc.	2,960	83,916

		3,234,703

		5,791,676

Real Estate – 1.1%
Diversified REITs – 0.0%
Broadstone Net Lease, Inc.	3,420	54,891

Company	Shares	U.S. $ Value

Health Care REITs – 0.0%
American Healthcare REIT, Inc.	3,490	$128,223

Hotel & Resort REITs – 0.0%
Ryman Hospitality Properties, Inc.	752	74,200

Industrial REITs – 0.5%
First Industrial Realty Trust, Inc.	746	35,905
Prologis, Inc.	20,493	2,154,224
STAG Industrial, Inc.	2,960	107,389

		2,297,518

Office REITs – 0.1%
COPT Defense Properties	4,690	129,350

Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.(a)	630	161,141

Residential REITs – 0.0%
Independence Realty Trust, Inc.	6,940	122,769

Specialized REITs – 0.4%
CubeSmart	1,409	59,882
Digital Realty Trust, Inc.	9,679	1,687,340

		1,747,222

		4,715,314

Materials – 1.0%
Chemicals – 0.9%
Avient Corp.	3,070	99,192
Corteva, Inc.	26,542	1,978,175
Linde PLC	4,576	2,146,968
RPM International, Inc.	1,261	138,508

		4,362,843

Containers & Packaging – 0.1%
Graphic Packaging Holding Co.	5,940	125,156
O-I Glass, Inc.(a)	6,720	99,053

		224,209

		4,587,052

Utilities – 0.9%
Electric Utilities – 0.5%
American Electric Power Co., Inc.	16,687	1,731,443
IDACORP, Inc.	1,341	154,819
NRG Energy, Inc.	735	118,026
TXNM Energy, Inc.	3,030	170,650

		2,174,938

Gas Utilities – 0.0%
ONE Gas, Inc.	1,390	99,885

Multi-Utilities – 0.4%
Ameren Corp.	16,001	1,536,736

		3,811,559

Total Common Stocks (cost $118,146,534)		231,848,743

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 34.3%
Funds and Investment Trusts – 34.3%(c) (d)
AB Bond Fund, Inc. - AB All Market Real Return Portfolio - Class Z		3,238,129	$31,150,800
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z		1,021,540	15,047,289
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z		5,416,536	85,581,261
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z		969,814	11,414,710
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z		237,185	7,433,380

Total Investment Companies (cost $105,834,391)			150,627,440

	Notional Amount

PURCHASED OPTIONS - PUTS – 2.0%
Options on Equity Indices – 2.0%
Euro STOXX 50 Price EUR Index Expiration: Feb 2026; Contracts: 4,940; Exercise Price: EUR 4,600.00; Counterparty: UBS AG(a)	EUR	22,724,000	480,424
Euro STOXX 50 Price EUR Index Expiration: Feb 2026; Contracts: 2,020; Exercise Price: EUR 4,600.00; Counterparty: UBS AG(a)	EUR	9,292,000	196,448
FTSE 100 Index Expiration: Jun 2026; Contracts: 1,690; Exercise Price: GBP 7,600.00; Counterparty: UBS AG(a)	GBP	12,844,000	280,060
Nikkei 225 Index Expiration: Jun 2026; Contracts: 114,000; Exercise Price: JPY 30,750.00; Counterparty: UBS AG(a)	JPY	3,505,500,000	528,917
S&P 500 Index Expiration: Jun 2026; Contracts: 64,700; Exercise Price: USD 5,075.00; Counterparty: UBS AG(a)	USD	328,352,500	7,134,648

Total Purchased Options - Puts (premiums paid $9,825,091)			8,620,497

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 11.9%
Investment Companies – 11.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(c) (d) (e) (cost $52,295,805)	52,295,805	$52,295,805

Total Investments – 101.1% (cost $286,101,821)(f)		443,392,485
Other assets less liabilities – (1.1)%		(4,926,089)

Net Assets – 100.0%		$438,466,396

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Canadian 10 Yr Bond Futures	114	September 2025	$10,213,328	$58,664
Euro Buxl 30 Yr Bond Futures	5	September 2025	699,349	(10,136)
Euro STOXX 50 Index Futures	172	September 2025	10,792,902	(32,659)
Euro-BOBL Futures	37	September 2025	5,128,986	(19,657)
Euro-Bund Futures	29	September 2025	4,445,998	(32,487)
Long Gilt Futures	80	September 2025	10,215,808	240,379
Nikkei 225 (OSE) Futures	15	September 2025	4,219,645	256,055
S&P 500 E-Mini Futures	252	September 2025	78,797,250	2,791,502
S&P Mid 400 E-Mini Futures	6	September 2025	1,875,300	56,687
TOPIX Index Futures	27	September 2025	5,353,877	130,142
U.S. T-Note 2 Yr (CBT) Futures	130	September 2025	27,043,047	88,396
U.S. T-Note 10 Yr (CBT) Futures	276	September 2025	30,946,500	433,576
U.S. Ultra Bond (CBT) Futures	69	September 2025	8,219,625	273,673
Sold Contracts
Australian 10 Yr Bond Futures	68	September 2025	5,129,695	(31,964)
E-Mini Russell 2000 Index Futures	18	September 2025	1,972,530	(30,561)
FTSE 100 Index Futures	31	September 2025	3,740,120	50,109
Hang Seng Index Futures	1	July 2025	153,402	(48)
Japan 10 Yr Bond (OSE) Futures	5	September 2025	4,826,916	(12,608)
MSCI Emerging Markets Index Futures	103	September 2025	6,352,525	(133,085)
MSCI Singapore ETS Index Futures	2	July 2025	64,687	(1,022)
OMXS 30 Index Futures	12	July 2025	316,207	(4,918)
S&P/TSX 60 Index Futures	50	September 2025	11,749,587	(98,467)
SPI 200 Futures	1	September 2025	140,466	125

				$3,971,696

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	CHF	18,222	USD	22,317	07/09/2025	$(669,443)
Barclays Capital, Inc.	USD	6,147	CHF	5,007	07/09/2025	169,483
Barclays Capital, Inc.	GBP	5,965	USD	8,072	07/16/2025	(116,824)
Citibank NA	USD	16,280	GBP	12,184	07/16/2025	445,883
Goldman Sachs Bank USA	EUR	478	USD	547	07/09/2025	(15,621)
Goldman Sachs Bank USA	USD	2,586	EUR	2,293	07/09/2025	115,946
Goldman Sachs Bank USA	USD	2,702	NZD	4,456	08/21/2025	18,926
JPMorgan Chase Bank	EUR	11,140	USD	12,415	07/09/2025	(712,788)
JPMorgan Chase Bank	AUD	15,183	USD	9,892	08/21/2025	(110,636)
JPMorgan Chase Bank	NZD	7,988	USD	4,841	08/21/2025	(35,639)
Morgan Stanley & Co., Inc.	USD	36,136	EUR	31,683	07/09/2025	1,202,434
Morgan Stanley & Co., Inc.	GBP	12,922	USD	17,536	07/16/2025	(202,474)
Morgan Stanley & Co., Inc.	USD	6,625	GBP	4,890	07/16/2025	88,675
Morgan Stanley & Co., Inc.	USD	7,619	AUD	11,651	08/21/2025	57,337
Morgan Stanley & Co., Inc.	USD	3,378	JPY	492,547	08/27/2025	64,044
Morgan Stanley & Co., Inc.	USD	32,057	CAD	43,355	08/28/2025	(127,123)
Morgan Stanley & Co., Inc.	SEK	79,440	USD	8,400	09/04/2025	(31,474)
State Street Bank & Trust Co.	CHF	315	USD	384	07/09/2025	(12,658)
State Street Bank & Trust Co.	USD	451	EUR	397	07/09/2025	16,801
UBS	USD	5,988	AUD	9,175	08/21/2025	56,599
UBS	CAD	30,685	USD	22,728	08/28/2025	130,244
UBS	USD	11,680	NOK	118,330	09/04/2025	64,697

						$396,389

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of June 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $168,777,924 and gross unrealized depreciation of investments was $(7,119,175), resulting in net unrealized appreciation of $161,658,749.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

June 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$231,848,743	$—	$—	$231,848,743
Investment Companies	150,627,440	—	—	150,627,440
Purchased Options - Puts	—	8,620,497	—	8,620,497
Short-Term Investments	52,295,805	—	—	52,295,805

Total Investments in Securities	434,771,988	8,620,497	—	443,392,485
Other Financial Instruments(b):
Assets:
Futures	4,379,308	—	—	4,379,308
Forward Currency Exchange Contracts	—	2,431,069	—	2,431,069
Liabilities:
Futures	(407,612)	—	—	(407,612)
Forward Currency Exchange Contracts	—	(2,034,680)	—	(2,034,680)

Total	$438,743,684	$9,016,886	$—	$447,760,570

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2025 is as follows:

							Distributions
Fund	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2025 (000)	Dividend Income (000)	Realized Gains (000)
AB Bond Fund, Inc. - AB All Market Real Return Portfolio	$33,711	$822	$3,718	$40	$296	$31,151	$823	$0
Bernstein Fund, Inc. - International Small Cap Portfolio	16,750	409	3,690	671	907	15,047	409	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	99,889	2,278	28,006	7,078	4,342	85,581	2,278	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	11,926	1,531	0	0	(2,042)	11,415	1,531	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	8,978	192	2,192	505	(50)	7,433	193	0
AB Government Money Market Portfolio	50,443	154,048	152,195	0	0	52,296	2,060	0
Total	$221,697	$159,280	$189,801	$8,294	$3,453	$202,923	$7,294	$0